Borrowings under Term Loan and Line of Credit - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Feb. 28, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2020	Dec. 16, 2019	Apr. 26, 2017	Nov. 08, 2016
Debt Instrument [Line Items]
Debt instrument, term	5 years
Debt instrument, maturity date	Nov. 07, 2021
Repayment of term loan		$ 1,176	$ 288	$ 1,152	$ 844	$ 450
Unamortized loan cost		$ 374		410	553
Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 5,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	1,500
Maximum borrowing capacity									$ 500	$ 300
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Loan drawn from credit facility				$ 4,700			$ 4,700
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 45,000
Debt instrument, maturity date		Nov. 07, 2023		Nov. 07, 2023
Increase in borrowing capacity								$ 13,900
Maximum borrowing capacity		$ 57,600		$ 57,600
Debt instrument, maturity date, description		The Amended Credit Facility reset the minimum recurring revenue covenant and qualified cash amounts through December 31, 2021 and extended the quarterly measurement dates through September 30, 2023 and the maturity date to November 7, 2023.		The Amended Credit Facility reset the minimum recurring revenue covenant and qualified cash amounts through December 31, 2021 and extended the quarterly measurement dates through September 30, 2023.
Debt instrument, frequency of periodic payment		Quarterly		Quarterly
Repayment of term loan		$ 400	$ 300	$ 1,200	800	$ 500
Deferred original issue discount and loan fees		300		300
Loan fees related to third party		100		100
Original debt issuance discount		300		300
Unamortized loan cost		400		400	600
Debt Instrument, unused borrowing capacity, amount		0		0	$ 0
Term Loan [Member] | March 31, 2020 through December 31, 2020 [Member]
Debt Instrument [Line Items]
Payment of debt		300		300
Term Loan [Member] | March 31, 2021 through December 31, 2021 [Member]
Debt Instrument [Line Items]
Payment of debt		400		400
Term Loan [Member] | End of Each Fiscal Quarter Thereafter [Member]
Debt Instrument [Line Items]
Payment of debt		$ 700		$ 700